Intangible assets - Rollfoward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 8,285	$ 17,950
Amortization expense	(2,598)	(2,354)
Disposals		(7,311)
Intangible assets other than goodwill	5,687	8,285
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	60,409	69,547
Amortization expense	0	0
Disposals		(9,138)
Intangible assets other than goodwill	60,409	60,409
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(52,124)	(51,597)
Amortization expense	(2,598)	(2,354)
Disposals		1,827
Intangible assets other than goodwill	$ (54,722)	$ (52,124)